Exhibit 99.1

Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	December 2014
Distribution Date	1/15/2015
Transaction Month	30
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	June 30, 2012
Closing Date:	July 19, 2012

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,523,858,247.26	85,474	4.43%	53.55
Original Adj. Pool Balance:	$1,495,601,319.13

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$341,000,000.00	22.377%	0.29286%	July 15, 2013
Class A-2 Notes	Fixed	$390,000,000.00	25.593%	0.54000%	January 15, 2015
Class A-3 Notes	Fixed	$469,000,000.00	30.777%	0.62000%	September 15, 2016
Class A-4 Notes	Fixed	$181,940,000.00	11.939%	0.81000%	March 15, 2018
Class B Notes	Fixed	$27,670,000.00	1.816%	1.39000%	March 15, 2018
Class C Notes	Fixed	$42,620,000.00	2.797%	1.95000%	October 15, 2018
Total Securities		$1,452,230,000.00	95.300%

Overcollateralization		$43,371,319.13	2.846%
YSOA		$28,256,928.13	1.854%
Total Original Pool Balance		$1,523,858,247.26	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$84,616,707.88	0.1804194	$61,434,050.88	0.1309894	$23,182,657.00
Class A-4 Notes	$181,940,000.00	1.0000000	$181,940,000.00	1.0000000	$-
Class B Notes	$27,670,000.00	1.0000000	$27,670,000.00	1.0000000	$-
Class C Notes	$42,620,000.00	1.0000000	$42,620,000.00	1.0000000	$-
Total Securities	$336,846,707.88	0.2319513	$313,664,050.88	0.2159879	$23,182,657.00

Weighted Avg. Coupon (WAC)	4.87%		4.91%
Weighted Avg. Remaining Maturity (WARM)	30.30		29.62
Pool Receivables Balance	$370,962,278.01		$347,436,506.77
Remaining Number of Receivables	43,250		40,735

Adjusted Pool Balance	$366,758,734.26		$343,576,077.26

III. COLLECTIONS

Principal:
Principal Collections	$22,818,133.70
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$551,176.11
Total Principal Collections	$23,369,309.81

Interest:
Interest Collections	$1,500,639.13
Late Fees & Other Charges	$64,634.48
Interest on Repurchase Principal	$-
Total Interest Collections	$1,565,273.61

Collection Account Interest	$768.29
Reserve Account Interest	$282.27
Servicer Advances	$-

Total Collections	$24,935,633.98

Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	December 2014
Distribution Date	1/15/2015
Transaction Month	30
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$24,935,633.98
Reserve Account Release	$-
Total Available for Distribution	$24,935,633.98

		Amount Due	Interest Pymt Due	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$309,135.23		$309,135.23	$309,135.23
Collection Account Interest					$768.29
Late Fees & Other Charges					$64,634.48
Total due to Servicer					$374,538.00

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$43,718.63		$43,718.63
Class A-4 Notes		$122,809.50		$122,809.50

Total Class A interest:		$166,528.13		$166,528.13	$166,528.13

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,051.08		$32,051.08	$32,051.08

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$69,257.50		$69,257.50	$69,257.50

Available Funds Remaining:					$24,293,259.27

Reserve Account Release					$-
Reserve Account Draw					$-

7. Principal Distribution Amount:					$23,182,657.00

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$23,182,657.00
Class A-4 Notes				$-
Class A Notes Total:		$23,182,657.00		$23,182,657.00
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$23,182,657.00		$23,182,657.00

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					1,110,602.27

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$4,203,543.75
Beginning Period Amount	$4,203,543.75
Current Period Amortization	$343,114.24
Ending Period Required Amount	$3,860,429.51
Ending Period Amount	$3,860,429.51
Next Distribution Date Required Amount	$3,544,304.56

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,478,006.60
Beginning Period Amount	$7,478,006.60
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,478,006.60
Ending Period Amount	$7,478,006.60

Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	December 2014
Distribution Date	1/15/2015
Transaction Month	30
30/360 Days	30
Actual/360 Days	31

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$29,912,026.38	$29,912,026.38	$29,912,026.38
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	8.16%	8.71%	8.71%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	97.81%	39,844	96.68%	$335,910,021.04
30 - 60 Days	1.76%	715	2.63%	$9,143,994.08
61 - 90 Days	0.35%	144	0.56%	$1,939,236.05
91 + Days	0.08%	32	0.13%	$443,255.60
		40,735		$347,436,506.77
Total
Delinquent Receivables 61 + days past due	0.43%	176	0.69%	$2,382,491.65
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.42%	181	0.67%	$2,486,114.61
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.36%	162	0.56%	$2,227,548.43
Three-Month Average Delinquency Ratio	0.40%		0.64%

Repossession in Current Period		45		$625,057.05
Repossession Inventory		81		$387,871.52

Charge-Offs
Gross Principal of Charge-Off for Current Period				$707,637.54
Recoveries				$(551,176.11)
Net Charge-offs for Current Period				$156,461.43

Beginning Pool Balance for Current Period				$370,962,278.01

Net Loss Ratio				0.51%
Net Loss Ratio for 1st Preceding Collection Period				0.30%
Net Loss Ratio for 2nd Preceding Collection Period				1.36%
Three-Month Average Net Loss Ratio for Current Period				0.72%

Cumulative Net Losses for All Periods				$11,935,047.55
Cumulative Net Losses as a % of Initial Pool Balance				0.78%

Principal Balance of Extensions				$2,550,526.73
Number of Extensions				196